Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Building	53,049,213	53,049,213
Computer equipment	599,992	3,491,575
Furniture, fixtures and office equipment	1,437,949	1,890,013
Motor vehicles	1,986,506	1,986,506
Software	1,156,779	1,797,197
Leasehold improvements	695,185	14,419,590
	58,925,624	76,634,094
Less: accumulated depreciation and amortization	(21,494,883)	(34,563,300)
Property and equipment, net	37,430,741	42,070,794

Schedule of Allocation of Depreciation Expense Recognized

Total depreciation expense recognized for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	1,384,157	3,802	28,389
Research and development	641,793	640,372	226,173
Sales and marketing	111,226	122,199	35,343
General and administrative	626,395	417,295	4,491,492
Other operating income, net	—	1,782,454	369,048
Total depreciation expense	2,763,571	2,966,122	5,150,445